Cover	Aug. 04, 2026	Jun. 09, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 04, 2026
Registrant Name		Suja Life, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-43273
Entity Tax Identification Number		39-4779189
Entity Address, Address Line One		3831 Ocean Ranch Blvd.
Entity Address, City or Town		Oceanside,
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92056
City Area Code		855
Local Phone Number		879-7852
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Central Index Key		0001934114
Title of 12(b) Security		Class A common stock, par value $0.0001 per share
Trading Symbol		SUJA
Security Exchange Name		NASDAQ